Stock Award Plans and Stock-Based Compensation (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 01, 2016	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016	Dec. 31, 2023
Stock Award Plans and Share-Based Compensation [Line Items]
Common stock percentage			80.00%
Shares available for grant				73,710
Awarded shares				94,591
Exercisable shares				20,881
Fair value of non vested options
Share-based compensation expense
Vested shares		450,000	20,881
Total, Granted
Common stock issued exercise price		$ 1,000	$ 1,000
Stock options expired					3,262
Exercise prices, percentage						100.00%
Outstanding common stock, percentage						10.00%
Estimated fair value, percentage						110.00%
Investment Banking Services Agreement [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Vested shares			144,403
Share-Based Payment Arrangement, Employee [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Shares available for grant		20,881	20,881
Share-Based Payment Arrangement, Consultant [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Share based payment award, shares			450,000
Total, Granted			20,881
Share-Based Payment Arrangement [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Vested fair value			$ 3,600,000
Share-Based Payment Arrangement [Member] | Maxim Group LLC [Member] | Investment Banking Services Agreement [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period			450,000
Service Condition Award [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Share-based compensation expense			$ 2,444,776
Vested shares			305,597
Performance Condition Award [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Unrecognized compensation cost		$ 1,155,224	$ 1,155,224
Weighted-average remaining recognition period			1 month 13 days
Equity Classified Awards [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Weighted average grant date fair value		$ 8	$ 8
2016 Employee Stock Incentive Plan [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Vesting period	4 years			4 years
Shares available for grant		73,710	73,710
Awarded shares			94,591
Exercisable shares						20,881
Exercisable term	10 years
Vested shares			450,000
2026 Equity Incentive Plan [Member]
Stock Award Plans and Share-Based Compensation [Line Items]
Awarded shares			1,500,000
Exercisable shares				20,881
Exercisable term			10 years	10 years
Total, Granted				20,881
Plan, description			(i) 10% of the total number of shares common stock issued and outstanding on the last day of the immediately preceding fiscal year, but in no event less than 1,000,000 shares of common stock; or (ii) such number of shares of common stock determined by the administrator of the 2026 Plan no later than the last day of the immediately preceding fiscal year.
Future shares issuance		1,500,000	1,500,000